SHORT TERM DEBT (Tables)	0 Months Ended
Dec. 31, 2012
Short Term Debt Tables [Abstract]
Schedule of short term debt
NOTE 8—SHORT TERM DEBT:
a.	Short term debt and current maturities of long term liabilities:	December 31,
		2012	2011

		(U.S. $ in millions )
	Banks and financial institutions	$45	$2,591
	Convertible debentures (see note 11)	530	531
	Current maturities of long term liabilities	2,431	1,158
	Total	$3,006	$4,280